Mortgage and Other Indebtedness, Derivative Instrument Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012		Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Cap [Member]	Mar. 31, 2012 Interest Rate Cap [Member]	Dec. 31, 2011 Interest Rate Cap [Member]	Dec. 31, 2012 Interest Rate Contract [Member]	Dec. 31, 2011 Interest Rate Contract [Member]	Dec. 31, 2010 Interest Rate Contract [Member]	Dec. 31, 2012 Interest Rate Contract [Member] Interest Expense [Member]	Dec. 31, 2011 Interest Rate Contract [Member] Interest Expense [Member]	Dec. 31, 2010 Interest Rate Contract [Member] Interest Expense [Member]	Dec. 31, 2012 Pay Fixed Receive Variable Swap1 [Member]	Dec. 31, 2011 Pay Fixed Receive Variable Swap1 [Member]	Dec. 31, 2012 Pay fixed and receive variable swap 2 [Member]	Dec. 31, 2011 Pay fixed and receive variable swap 2 [Member]	Dec. 31, 2012 Pay fixed and receive variable swap 3 [Member]	Dec. 31, 2011 Pay fixed and receive variable swap 3 [Member]	Dec. 31, 2012 Pay fixed and receive variable swap 4 [Member]	Dec. 31, 2011 Pay fixed and receive variable swap 4 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Intangible Assets Disclosure [Text Block]	December 31, 2011
Number of instruments held				4		1
Notional amount of interest rate swaps held				$ 113,885	$ 117,700	$ 123,875	$ 125,000								$ 55,057		$ 34,469		$ 12,887		$ 11,472
Amortizing interest rate swap						122,375									48,337		30,276		11,313		10,083
Weighted average interest rate	4.99% [1]	4.79%	[1]
Designated benchmark interest rate						3-month LIBOR									1-month LIBOR		1-month LIBOR		1-month LIBOR		1-month LIBOR
Strike rate						5.00%									2.149%		2.187%		2.142%		2.236%
Fair value						0		0							(2,775)	(2,674)	(1,776)	(1,725)	(647)	(622)	(607)	(596)
Maturity date						Jan. 01, 2014									Apr. 01, 2016		Apr. 01, 2016		Apr. 01, 2016		Apr. 01, 2016
Gain Recognized in OCI/L (Effective Portion)									(207)	(5,521)	2,742
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net												(2,267)	(1,904)	(2,883)
Gain Recognized in Earnings (Ineffective Portion)												0	0	23
Reclassification of losses currently reported in accumulated other comprehensive income to interest expense in the next twelve months		$ 2,219

[1]	Weighted-average interest rate includes the effect of debt premiums (discounts), but excludes amortization of deferred financing costs.